Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	3 Months Ended		8 Months Ended
	Feb. 12, 2020	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 26, 2020
Common stock subject to possible redemption [Abstract]
Common stock, subject to possible redemption (in shares)			39,542,201		39,542,201
Offering Costs [Abstract]
Offering costs related to IPO			$ 23,491,852		$ 23,491,852	$ 23,491,852
Income Taxes [Abstract]
Deferred tax asset			105,000		105,000
Deferred tax asset, valuation allowance			105,000		105,000
Income tax expense			$ 29,152		$ 29,152
Effective income tax rate percentage			10.00%		8.00%
Net income (loss) per common share [Abstract]
Interest income			$ 165,021		$ 222,151
Franchise and income tax expenses limited to interest income			45,818		112,485
Net income (loss)	$ (1,000)	$ (1,000)	$ (327,036)	$ (63,099)	$ (391,135)
Class A Common Stock [Member]
Common stock subject to possible redemption [Abstract]
Common stock, subject to possible redemption (in shares)			39,542,201		39,542,201
Net income (loss) per common share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)					20,653,333
Class A Redeemable Common Stock [Member]
Net income (loss) per common share [Abstract]
Net income (loss)			$ 119,203		$ 109,666